Other Long-Term Assets - Schedule of Other Long-Term Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Sensata prepaid services	$ 8,557	$ 0
Deferred costs	2,307	3,403
ROU asset	119	0
Security deposit	133	136
Total other long-term assets	$ 11,116	$ 3,539	$ 181